Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of rental expenses for operating lease
	2019	2018
Continuing operations	$122	$111
Discontinued operations	-	207
Total	$122	$318

	2019	2018
Continuing operations	$242	$346
Discontinued operations	96	25
Total	$338	$371